Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
9.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Accrued expenses and other current liabilities:
Loan from third parties (1)	$9,445,508	$10,232,613
Payroll payable	5,690,806	8,332,166
Other tax payable	4,464,196	4,582,628
Interest payable	492,334	756,625
Professional service fees payable	137,737	159,049
Others	3,058,872	3,668,479
Accrued expenses and other current liabilities	23,289,453	27,731,560
Accrued liabilities, non-current：
Long-term loan from third parties (2)	2,534,490	2,631,575
Litigation related payable (3)	4,508,695	4,593,896
Accrued liabilities, non-current	7,043,185	7,225,471
TOTAL	$30,332,638	$34,957,031

(1)	Loan from third parties mainly consisted of unsecured borrowings from third parties for ordinary business operation. For the borrowings, the interest rates range from 3.8% to 15.4% for the six months ended June 30, 2024 and 2025. The interest expenses were $129,392 and $201,578 for the six months ended June 30, 2024 and 2025, respectively. The borrowings are payable on demand.

Among them, three of the borrowings were sourced from three individuals or companies, who have no relationship with the Group. As of the issuance of the unaudited condensed consolidated financial statements, the Group has repaid $167,514 (RMB1.2 million), and the remaining borrowings are still overdue. The Group is actively engaging in negotiations with the aforesaid borrowers to secure an extension agreement.

(2)	Long-term loan from a third party primarily consisted of long-term loan for the purpose of investing in Zhizhen Guorui (Note 6) in February 2022, amounted to $2,631,575 and $2,534,490 as of June 30, 2025 and December 31, 2024, respectively, with free interest rate in the first three years. The loan is due in five years, and if Zhizhen Guorui declares any cash dividend to the Group, the cash dividend would become the source to repay the loan in the first priority. The Group will repay the loan on the due day.

(3)	Litigation related payable mainly consisted of the litigation fee for the lawsuit between the Group and Apple paid by the third parties on behalf of the Group.